SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2016	December 31, 2015	December 31, 2014
Accounts receivable	$16,982	$37,064	$(8,392)
Other current assets	2,154	(2,634)	(6,777)
Accounts payable	(4,061)	(47,260)	(37,245)
	$15,075	$(12,830)	$(52,414)

Schedule of supplementary cash flow information

($ thousands)	December 31, 2016	December 31, 2015	December 31, 2014
Income taxes paid/(received)	$(21,244)	$(22,274)	$18,087
Interest paid	$48,545	$65,498	$58,416